Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1]	¥ 1,827.7	¥ 1,995.6		¥ 2,129.2
General and administrative expenses	[2]	1,440.6	1,444.2		1,410.3
Equity in earnings (losses) of equity method investees-net	[2]	51.2	21.5		18.9
Amortization of goodwill and others	[2]	13.6	13.9		10.2
Others	[2]	(16.3)	(21.0)		(27.7)
Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	[2]	408.4	538.0	[3]	699.9	[3]
Fixed assets	[2],[4]	1,657.2
Operating Segments | Retail And Business Banking Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1]	707.2	726.9		716.7
General and administrative expenses	[2]	713.7	724.8		719.3
Equity in earnings (losses) of equity method investees-net	[2]	18.1	12.7		14.9
Amortization of goodwill and others	[2]	0.4	0.4		0.4
Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	[2]	11.2	14.4	[3]	11.9	[3]
Fixed assets	[2],[4]	499.3
Operating Segments | Corporate And Institutional Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1]	473.8	431.4		438.3
General and administrative expenses	[2]	198.2	202.5		199.9
Equity in earnings (losses) of equity method investees-net	[2]	0.9	1.0		1.0
Amortization of goodwill and others	[2]	0.4	0.4		0.4
Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	[2]	276.1	229.5	[3]	239.0	[3]
Fixed assets	[2],[4]	225.8
Operating Segments | Global Corporate Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1]	416.1	340.7		339.4
General and administrative expenses	[2]	251.8	250.9		239.2
Equity in earnings (losses) of equity method investees-net	[2]	7.3	2.3		0.9
Amortization of goodwill and others	[2]	0.4	0.4		0.4
Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	[2]	171.2	91.7	[3]	100.7	[3]
Fixed assets	[2],[4]	176.9
Operating Segments | Global Markets Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1]	192.0	389.2		549.3
General and administrative expenses	[2]	203.3	201.2		191.2
Amortization of goodwill and others	[2]	2.3	2.3		2.3
Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	[2]	(13.6)	185.7	[3]	355.8	[3]
Fixed assets	[2],[4]	92.6
Operating Segments | Asset Management Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1]	49.7	50.1		48.8
General and administrative expenses	[2]	27.3	27.6		29.3
Equity in earnings (losses) of equity method investees-net	[2]	1.3	2.9		0.5
Amortization of goodwill and others	[2]	8.0	8.0		4.0
Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	[2]	15.7	17.4	[3]	16.0	[3]
Fixed assets	[2],[4]	0.1
Others
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[5]	(11.1)	57.3		36.7
General and administrative expenses	[2],[5]	46.3	37.2		31.4
Equity in earnings (losses) of equity method investees-net	[2],[5]	23.6	2.6		1.6
Amortization of goodwill and others	[2],[5]	2.1	2.4		2.7
Others	[2],[5]	(16.3)	(21.0)		(27.7)
Net business profits (losses) (2) + Net gains (losses) related to ETFs and others	[2],[5]	(52.2)	¥ (0.7)	[3]	¥ (23.5)	[3]
Fixed assets	[2],[4],[5]	¥ 662.5

[1]	"Gross profits + Net gains (losses) related to ETFs and others" is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the fiscal years ended March 31, 2017, 2018 and 2019, net gains related to ETFs and others amounted to ¥36.5 billion, ¥80.2 billion and ¥15.0 billion, respectively, of which ¥32.6 billion, ¥70.1 billion and ¥7.3 billion, respectively, are included in "Global Markets Company".
[2]	Beginning on April 1, 2018, new allocation methods for income and expense transactions between each segment and "Others" have been applied. In connection with the use of the new allocation methods, the presentation of "Net business profits" has changed to "Net business profits (losses) + Net gains (losses) related to ETFs and others". Before the change, "Net gains (losses) related to ETFs and others" were included in "Gross profits" of each segment and eliminated in "Others". In addition, "Amortization of goodwill and others" has been presented as a new item. Figures for the fiscal years ended March 31, 2017 and 2018 have been restated for the new allocation methods. These changes more appropriately reflect the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. Furthermore, income and expense of foreign branches of MHBK and foreign subsidiaries with functional currency other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for these foreign currency income and expense have been translated using current period budgeted foreign currency rates.
[3]	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (as defined above) less general and administrative expenses plus equity in earnings (losses) of equity method investees-net and others. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
[4]	"Fixed assets" is presented based on Japanese GAAP and corresponds to the total amount of the following U.S. GAAP accounts, Premises and equipment-net, Goodwill, and Intangible assets. The above tables do not include other asset amounts because "Fixed assets" is the only balance sheet metric that management uses when evaluating and making decisions pertaining to the operating segments. "Fixed assets" has been allocated to each segment starting in the fiscal year ended March 31, 2019 to enhance management's analysis of the Group's operations. "Others" in "Fixed assets" includes assets of headquarters that have not been allocated to each segment, "Fixed assets" pertaining to consolidated subsidiaries that are not subject to allocation, consolidating adjustments, and others. Certain "Fixed assets" expenses have been allocated to the in-house company segments using a reasonable allocation criteria.
[5]	"Others" includes items which should be eliminated as internal transactions between each segment on a consolidated basis.